Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 1,229,336	$ 1,473,699	$ 1,177,956
Increase in cost of goods and services sold	(405,546)	(474,371)	(495,604)
Vessel operating expenses	(261,114)	(249,273)	(249,976)
Time-charter hire expenses (note 10)	(74,795)	(70,836)	(27,374)
Depreciation, Depletion and Amortization	(93,582)	(97,551)	(99,033)
General and administrative expenses	(46,604)	(43,667)	(41,112)
Gain on sale and write-down of assets (note 15)	38,080	10,360	8,888
Restructuring charges (note 16)	(5,632)	(1,597)	(9,922)
Income from operations	380,143	546,764	263,823
Equity income (loss)	2,767	3,432	244
Interest Expense	(7,472)	(27,713)	(35,752)
Interest income	24,076	10,952	1,460
Other income (expense) (note 17)	4,558	(1,402)	2,709
Net income before income tax	404,072	532,482	237,663
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	449	5,179
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	1,106,278	1,364,452	1,063,111
Increase in cost of goods and services sold	(405,546)	(474,371)	(495,604)
Vessel operating expenses	(150,605)	(148,960)	(150,448)
Time-charter hire expenses (note 10)	(74,379)	(70,836)	(27,374)
Depreciation, Depletion and Amortization	(93,582)	(97,551)	(99,033)
General and administrative expenses	(48,833)	(45,936)	(41,769)
Gain on sale and write-down of assets (note 15)	38,080	10,360	8,888
Restructuring charges (note 16)	(5,952)	(1,248)	(1,822)
Income from operations	365,461	535,910	255,949
Equity income (loss)	2,767	3,432	244
Operating Segments | Marines Services and Other
Segment Reporting Information [Line Items]
Revenues	123,058	109,247	114,845
Increase in cost of goods and services sold	0	0	0
Vessel operating expenses	(110,509)	(100,313)	(99,528)
Time-charter hire expenses (note 10)	(416)	0	0
Depreciation, Depletion and Amortization	0	0	0
General and administrative expenses	2,549	2,269	657
Gain on sale and write-down of assets (note 15)	0	0	0
Restructuring charges (note 16)	0	(349)	(8,100)
Income from operations	14,682	$ 10,854	$ 7,874
Intersegment Eliminations
Segment Reporting Information [Line Items]
General and administrative expenses	(320)
Restructuring charges (note 16)	$ 320